Net loss per share	12 Months Ended
Dec. 31, 2025
Net loss attributable to the Cheche’s ordinary shareholders per share
Net loss per share

19. Net loss per share

For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including preferred shares before the QIPO, restricted shares and share options granted. As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential preferred shares, restricted shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Considering that the holders of preferred shares have no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net loss	(159,590)	(61,236)	(17,789)
Less: accretions to preferred shares redemption value	(762,169)	-	-
Net loss attributable to Cheche’s ordinary shareholders	(921,759)	(61,236)	(17,789)
Denominator:
Weighted average number of ordinary shares outstanding, basic	45,415,205	78,043,661	82,581,013
Weighted average number of ordinary shares outstanding, diluted*	45,415,205	78,043,661	82,581,013
Basic net loss per share attributable to Cheche’s ordinary shareholders	(20.30)	(0.78)	(0.22)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(20.30)	(0.78)	(0.22)

*	For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis,24,777,946, nil and nil preferred shares; 523,097, 188,752, and 15,141 restricted shares; and 822,952, 944,109 and 1,546,483 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2023, 2024 and 2025, respectively.